Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021	Sep. 27, 2020	Jun. 28, 2020	Jun. 27, 2021	Jun. 28, 2020
Segment Information (Details) [Line Items]
Revenues generated outside	$ 180,978	$ 395,234	$ 49,931	$ 520,431	$ 395,234	$ 520,431
Depreciation and amortization total	21,908				22,333	19,300
Mexico [Member]
Segment Information (Details) [Line Items]
Revenues generated outside	$ 1,300				$ 1,223
Canada [Member]
Segment Information (Details) [Line Items]
Revenues generated outside			$ 133			$ 7,057